Financing Receivables - Concentrations by Counterparty (Details) - Sunlight $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 46,578	$ 41,752
Advances receivable, number of counterparties not individually disclosed | customer	125	131
Customer Concentration Risk | Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average balance	$ 100	$ 100
Advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	40,979	35,401
Advances | Contractor 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	11,059	10,429
Advances | Contractor 2
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	5,642	6,425
Advances | Contractor 3
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	4,998	295
Advances | Contractor 4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	2,989	141
Advances | Contractor 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	2,934
Advances | Contractor 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	1,690	437
Advances | Contractor 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	1,501	1,812
Advances | Contractor 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	500	257
Advances | Contractor 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	481	36
Advances | Contractor 10
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	445
Advances | Other Contractors
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 8,740	$ 15,569
Advances | Customer Concentration Risk | Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	100.00%	100.00%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	27.00%	29.50%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 2
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	13.80%	18.10%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 3
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	12.20%	0.80%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 4
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	7.30%	0.40%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	7.20%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	4.10%	1.20%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	3.70%	5.10%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	1.20%	0.70%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	1.20%	0.10%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 10
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	1.10%
Advances | Customer Concentration Risk | Financing Receivable | Other Contractors
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	21.20%	44.10%
Advances | Customer Concentration Risk | Financing Receivable | Largest Other Contractors - A
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding		$ 2,600
Advances | Customer Concentration Risk | Financing Receivable | Largest Other Contractors - B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding		700
Advances | Customer Concentration Risk | Financing Receivable | Largest Other Contractors - C
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding		600
Advances | Customer Concentration Risk | Financing Receivable | Largest Other Contractors - D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding		600
Advances | Customer Concentration Risk | Financing Receivable | Largest Other Contractors - E
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding		$ 500